Retirement benefits (Narrative) (Details) - GBP (£) £ in Billions	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2016
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 1.6	£ 1.5
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 1.8	£ 1.7
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2018 valuation [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 4.0
Funding level percentage			88.40%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2016 valuation [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 7.9
Funding level percentage				81.50%